Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of investments fair value on a recurring basis

	As of December 31, 2025
	Total	Level 1	Level 2	Level 3

Registered investment companies	$64,927,399	$64,927,399	$–	$–
CPS, Inc. common stock	5,815,293	5,815,293	–	–
Interest bearing cash	235,359	235,359	–	–
Total	$70,978,051	$70,978,051	$–	$–

	As of December 31, 2024
	Total	Level 1	Level 2	Level 3

Registered investment companies	$57,428,946	$57,428,946	$–	$–
CPS, Inc. common stock	5,781,242	5,781,242	–	–
Interest bearing cash	140,318	140,318	–	–
Total	$63,350,506	$63,350,506	$–	$–